Fair Value Instruments (Details) - Schedule of reconciliation of our level 3 fair value measurements - SAFE Instruments [Member] $ in Millions	9 Months Ended
	Sep. 30, 2021 USD ($)	[1]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
SAFE Instruments, january 1, 2021
SAFE Instruments, Issuances	83.4	[2]
SAFE Instruments, Losses	63.0
SAFE Instruments, september 30, 2021	$ 146.4

[1]	The Company did not issue, sell, or otherwise transfer any warrants during the nine months ended September 30, 2021.
[2]	Net of issuance costs.